Consolidated Statement of Cash Flows (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025
Statement of cash flows [abstract]
Cash and cash equivalents acquired as part of the acquisitions	$ 13
Restricted cash and cash equivalents	$ 87	$ 108